INTANGIBLE ASSETS (Details 1)	Dec. 31, 2015 USD ($)
Patents and Trademark Amortization Future Expense
2016	$ 141,177
2017	141,177
2018	141,177
2019	141,177
2020	141,177
2021 and thereafter	364,703
Total	$ 1,070,588